Goodwill - Impairment charge (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Impairment charge	¥ 0	¥ 0